Cover	Oct. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	1-34682
Entity Registrant Name	EAGLE BANCORP MONTANA, INC.
Entity Central Index Key	0001478454
Entity Tax Identification Number	27-1449820
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1400 Prospect Ave.
Entity Address, City or Town	Helena
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59601
City Area Code	406
Local Phone Number	442-3080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EBMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false